Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Schedule of property and equipment

	Thousands of Yen
	2021	2020
Leasehold improvements	¥472,872	¥272,756
Vehicles	23,219	9,548
Tools, furniture and fixtures	87,034	37,480
Total	583,125	319,784
Accumulated depreciation and amortization	(158,129)	(83,854)
	¥424,996	¥235,930